Land use right, net (Table) - ZHEJIANG TIANLAN	12 Months Ended
Dec. 31, 2023
Land use right, net table
	December 31,
	2023	2022
	RMB’000	RMB’000
Gross carrying amount

Land use right	7,361	7,361
Less: Accumulated amortization	(2,662)	(2,511)

Net carrying amount	4,699	4,850
	Year ended December 31,
	2023	2022	2021
	RMB’000	RMB’000	RMB’000

Amortization expense	180	150	150

Land use right, net estimated future land use right amortization expense
Future amortization expense
RMB’000

2024	180
2025	180
2026	180
2027	180
2028	180
Thereafter	3,799

Total	4,699